FINANCIAL INSTRUMENTS (Details 4) (Recurring, USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Level 2
Assets
Interest rate derivatives	$ 3,864	$ 3,438	$ 7,629
Total assets	3,864	3,438	7,629
Liabilities
Interest rate derivatives	3,864	3,459	7,250
Total liabilities	3,896	3,459	7,250
Level 3
Assets
Interest rate derivatives		160
Retained interests	8,373	17,289	37,914
Total assets	8,373	17,449	37,914
Liabilities
Interest rate derivatives		145	5,375
Total liabilities		145	5,375
Total
Assets
Interest rate derivatives	3,864	3,598	7,629
Retained interests	8,373	17,289	37,914
Total assets	12,237	20,887	45,543
Liabilities
Interest rate derivatives	3,864	3,604	12,625
Total liabilities	$ 3,896	$ 3,604	$ 12,625